Condensed Consolidated and Combined Income Statements (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated and Combined Income Statements [Abstract]
Revenue	$ 925	$ 890	$ 3,803	$ 3,202	$ 2,849
Cost of revenue	562	553	2,342	1,988	1,812
Gross profit	363	337	1,461	1,214	1,037
Selling, general and administrative expenses	231	210	877	737	667
Research and development expenses	28	24	100	74	63
Separation costs	5	3	87
Restructuring and asset impairments charges, net			2	15	31
Operating income	99	100	395	388	276
Interest expense	14		17
Other non-operating (expense) income, net	(1)	1	5		1
Income before taxes	84	101	383	388	277
Income tax expense	21	23	104	59	14
Net income	$ 63	$ 78	$ 279	$ 329	$ 263
Earnings per share:
Basic	$ 0.34	$ 0.42	$ 1.51	$ 1.78	$ 1.42
Diluted	$ 0.34	$ 0.42	$ 1.50	$ 1.78	$ 1.42
Weighted average number of shares-Basic	185.4	184.6	185.1	184.6	184.6
Weighted average number of shares-Diluted	185.9	184.6	185.3	184.6	184.6
Dividends declared per share	$ 0.1012